Document And Entity Information	9 Months Ended
May 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Trading Symbol	artl
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	May 31, 2018
Amendment Flag	false